Putnam Investments

100 Federal Street

Boston, MA 02110

January 5, 2022

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Putnam Global Health Care Fund (Reg. Nos. (2-75863)(811-03386)) the “Fund”

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above listed Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2021.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Global Health Care Fund

/s/ Jonathan S. Horwitz

By: ________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: Ropes & Gray LLP